10. Stock Options (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation	$ 47,852	$ 221,992		$ 663,958	$ 1,581,797
Unvested share based compensation				$ 128,269
True-up expenses from prior periods [Member]
Share-based compensation			$ 220,564
2015 Plan [Member]
Shares authorized under plan				1,666,667